Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Interest income (Note 14)
Loans	[1]	$ 3,042	$ 2,934	$ 3,120	$ 9,047	$ 10,764
Securities	[1]	516	529	568	1,614	1,996
Securities borrowed or purchased under resale agreements	[1]	75	79	113	244	755
Deposits with banks	[1]	27	31	37	99	207
Interest income	[1]	3,660	3,573	3,838	11,004	13,722
Interest expense (Note 14)
Deposits		618	666	913	2,039	4,504
Securities sold short		57	62	57	175	195
Securities lent or sold under repurchase agreements		40	55	83	166	585
Subordinated indebtedness		30	28	33	93	123
Other		22	15	23	52	63
Interest expense		767	826	1,109	2,525	5,470
Net interest income		2,893	2,747	2,729	8,479	8,252
Non-interest income
Underwriting and advisory fees		197	231	123	562	365
Deposit and payment fees		199	187	176	581	595
Credit fees		292	278	261	857	755
Card fees		108	104	98	335	305
Investment management and custodial fees		417	390	336	1,180	1,025
Mutual fund fees		452	427	391	1,303	1,184
Insurance fees, net of claims		93	81	94	271	291
Commissions on securities transactions		102	120	88	325	279
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		134	178	270	525	608
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		10	22	10	68	5
Foreign exchange other than trading (FXOTT)		79	78	63	226	189
Income from equity-accounted associates and joint ventures		12	16	25	44	67
Other		68	73	44	195	221
Non-interest income		2,163	2,185	1,979	6,472	5,889
Total revenue		5,056	4,932	4,708	14,951	14,141
Provision for (reversal of) credit losses (Note 6)		(99)	32	525	80	2,198
Non-interest expenses
Employee compensation and benefits		1,619	1,598	1,512	4,781	4,888
Occupancy costs		202	194	202	589	623
Computer, software and office equipment		504	507	474	1,478	1,423
Communications		76	87	79	242	236
Advertising and business development		55	50	51	150	200
Professional fees		78	57	51	182	150
Business and capital taxes		25	27	22	83	87
Other		359	236	311	895	864
Non-interest expenses		2,918	2,756	2,702	8,400	8,471
Income before income taxes		2,237	2,144	1,481	6,471	3,472
Income taxes		507	493	309	1,465	696
Net income		1,730	1,651	1,172	5,006	2,776
Net income (loss) attributable to non-controlling interests		5	4	2	13	1
Preferred shareholders and other equity instrument holders		30	51	31	111	92
Common shareholders		1,695	1,596	1,139	4,882	2,683
Net income attributable to equity shareholders		$ 1,725	$ 1,647	$ 1,170	$ 4,993	$ 2,775
Earnings per share (in dollars) (Note 12)
Basic		$ 3.77	$ 3.56	$ 2.56	$ 10.89	$ 6.03
Diluted		3.76	3.55	2.55	10.86	6.02
Dividends per common share (in dollars)		$ 1.46	$ 1.46	$ 1.46	$ 4.38	$ 4.36

[1]	Interest income included $3.3 billion for the quarter ended July 31, 2021 (April 30, 2021: $3.2 billion; July 31, 2020: $3.5 billion) and $9.8 billion for the nine months ended July 31, 2021 (July 31, 2020: $12.4 billion) calculated based on the effective interest rate method.